Summary of Material Accounting Policies - Additional Information (Detail) $ in Millions													12 Months Ended
	Dec. 16, 2025 PHP (₱)	Sep. 01, 2025 PHP (₱)	Apr. 16, 2025 PHP (₱)	Apr. 05, 2025	Apr. 02, 2025 PHP (₱) shares	Sep. 30, 2024 PHP (₱)	Sep. 27, 2024 PHP (₱)	May 06, 2024 PHP (₱) shares	Apr. 05, 2024 PHP (₱) shares	Apr. 05, 2024 USD ($) shares	Jan. 12, 2024	Jan. 05, 2024 PHP (₱) shares	Dec. 31, 2025 PHP (₱) Segment shares	Dec. 31, 2024 PHP (₱) shares	Dec. 31, 2023 PHP (₱)	Feb. 28, 2018 PHP (₱)
Disclosure Of Significant Accounting Policies [Line Items]
Satventures'/Cignal TV's equity													₱ 52,425,000,000	₱ 52,764,000,000
Carrying value of investments in joint ventures													33,274,000,000	₱ 33,783,000,000
ECL recognized on investment													₱ 0
Description of debt investment security credit risk													debt instrument to have low credit risk when its credit risk rating is equivalent to the globally understood definition of ‘investment grade’, or when the exposure is less than 30 days past due.
Number of shares issued | shares													1,093,000,000	1,093,000,000
Carrying value of investments in associates													₱ 19,151,000,000	₱ 18,981,000,000		₱ 1,664,000,000
Equity interest paid													186,000,000	3,770,000,000	₱ 1,636,000,000
Impairment loss													0
PLDT Capital [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Issued and paid up share capital								₱ 891,000,000
Ordinary shares | shares								26,773,606
Issued and paid up ordinary shares								₱ 1,000,000
Ordinary shares fully paid | shares								30,058
Smart and DMPI [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)													₱ 88,387,000,000
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Consideration paid (received)									₱ 857,000,000	$ 15.3
PLDT Communications and Energy Ventures, Inc. [Member] | Warrants [member]
Disclosure Of Significant Accounting Policies [Line Items]
Issuance of convertible preferred shares | $										$ 152.0
Warrant received | shares									2,700,000	2,700,000
PLDT Communications and Energy Ventures, Inc. [Member] | Bottom of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of investment in associates									36.97%	36.97%
PLDT Communications and Energy Ventures, Inc. [Member] | Top of range [member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of investment in associates									37.66%	37.66%
MIH [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Shares subscribed | shares									6,700,000	6,700,000
PLDT and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of business segments | Segment													3
Multisys [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Number of common stock shares sold | shares												227
Purchase of shares | shares					228
Number of shares owned | shares					2,308
Percentage of ownership				50.74%							45.73%
Percentage of equity interest					5.01%							4.99%
Amendment agreement description													PGIH retained ownership of 2,080 common shares representing 45.73% equity interest in Multisys. Pursuant to the Restated Shareholders’ and related Amendment Agreement signed on January 30, 2024 and March 1, 2024, respectively, PGIH remains entitled to nominate three out of the five directors in Multisys, who manage and control the operations of Multisys. Consequently, the results of operation and financial position of Multisys continue to be consolidated with the PLDT Group.
Equity interest paid	₱ 94,600,000		₱ 150,000,000		₱ 257,500,000							₱ 270,000,000
Purchase of interests in equity investments payable													₱ 12,900,000
Number of common shares ownership retained | shares												2,080
Kayana [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of equity interest		45.00%				45.00%	60.00%
Carrying value of investments in associates													₱ 1,355,000,000	₱ 853,000,000
Equity interest paid		₱ 594,000,000				₱ 46,500,000	₱ 840,000,000
Kayana [Member] | Remaining Shareholders [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Equity interest paid						₱ 523,500,000